SciennaID	Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Open Credit Exception(s)	Closed Credit Exception(s)	Final Compliance Event	Open Compliance Exception(s)	Closed Compliance Exception(s)	Subject to Predatory Lending	Fees Captured for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance
45CE40KWFXM	xxxxxx	xxxxxx	xxxxxx	3	1
* Final 1003 is Missing (Lvl 3)     "The loan file did not contain the final 1003."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file did not contain a notice of servicing transfer."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file did not contain a GFE."
* Application Missing (Lvl 3)     "The loan file did not contain the initial 1003."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file did not contain a 1008."
* State Specific Disclosure (Lvl 3)     "The loan file did not contain GA Anti-Coercion Insurance Disclosure, GA Advance Fee (Credit Report) Disclosure, GA Advance Fee/Application disclosure, GA Fee disclosure."
* Missing Appraisal (Lvl 3)     "The loan file did not contain an Appraisal."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "TThe loan file did not contain a HUD-1."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."'
											No	No	Georgia	xx/xx/2008	Purchase	Primary	xxxxxx	xxxxxx	xxxxxx
NEAJDBYCMJ0	xxxxxx	xxxxxx	xxxxxx	3	1
* Application Missing (Lvl 3)     "The loan file is missing the initial loan application."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file is missing the GFE of closing costs."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file is missing the notice of servicing transfer."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The loan is missing the HUD."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file is missing the 1008 or loan approval."
* Right to receive copy of appraisal is Missing (Lvl 3)     "The loan file is missing the right to receive the copy of appraisal."
* Final 1003 is Missing (Lvl 3)     "The loan file is missing the final loan application."
* Right of Rescission missing or unexecuted (Lvl 3)     "The loan file is missing the 3 day right to rescind."* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
											No	No	Ohio	xx/xx/1999	Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx
SD0J42HUOR0	xxxxxx	xxxxxx	xxxxxx	3	1
* Right of Rescission missing or unexecuted (Lvl 3)     "The loan file is missing the 3 day right to rescind."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file is missing the 1008 or loan approval."
* Right to receive copy of appraisal is Missing (Lvl 3)     "The loan file is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Application Missing (Lvl 3)     "The loan file is missing the initial loan application."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file is missing the GFE of closing costs."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The loan file is missing a HUD."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the initial loan program disclosure; loan was ARM with PPP."
* Final 1003 is Missing (Lvl 3)     "The loan file is missing the final loan application."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file is missing the initial notice of servicing transfer."* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
											No	No	Maryland	xx/xx/2005	Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx
0SATQGPW2EF	xxxxxx	xxxxxx	xxxxxx	3	3
* Right of Rescission missing or unexecuted (Lvl 3)     "The right of rescission is not found in the loan documents."
* Mortgage missing / unexecuted (Lvl 3)     "The deed of trust is not found in the loan documents."
* Transmittal (1008) is Missing (Lvl 3)     "The 1008 is not found in the loan documents."
* Note is missing or unexecuted (Lvl 3)     "The original note is not found in the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The notice of servicing transfer is not found in the loan documents."
* Final 1003 is Missing (Lvl 3)     "The final loan application is not found in the file."
* Application Missing (Lvl 3)     "The initial loan application is not found in the loan documents."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
											No	No	Alabama		Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx
XNVWFLFJWWK	xxxxxx	xxxxxx	xxxxxx	3	1
* Transmittal (1008) is Missing (Lvl 3)     "The loan file is missing the 1008."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file is missing the Notice of Servicing Transfer Disclosure."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file is missing the Good Faith Estimate."
* Missing Appraisal (Lvl 3)     "The loan file is missing the appraisal."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The loan file is missing the final HUD-1 Settlement Statement."
* Final 1003 is Missing (Lvl 3)     "The loan file is missing the final application."* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
											No	No	Minnesota	xx/xx/2003		Primary	xxxxxx	xxxxxx	xxxxxx
KINASPIYGEA	xxxxxx	xxxxxx	xxxxxx	3	1
* Transmittal (1008) is Missing (Lvl 3)     "The 1008 is missing."
* Missing evidence of TRID Disclosure Delivery (Lvl 3)     "This loan failed the initial loan estimate delivery date test (prior to consummation) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(B) ) The initial LE may be missing.  The one provided was issued on xx/xx/17 and is less than seven business days before the Consummation Date, xx/xx/17.  In addition, the loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued xx/xx/17 and signed at consummation. The violation can be cured by providing the initial LE and the initial CD. Evidence showing that the CD was received by the consumer 3 business days prior to the consummation date is required as well. If disclosure was delivered electronically, the E-consent is required as well."
* MI, FHA or MIC missing and required (Lvl 3)     "The FHA documents are missing (92900A, FHA Connection)."
* Missing TRID RESPA Disclosures (Lvl 3)     "The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, xx/xx/17."
* Special information booklet is Missing (Lvl 3)     "The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, xx/xx/17."
											No	Yes	California	xx/xx/2017	Purchase	Primary	xxxxxx	xxxxxx	xxxxxx
UTE1FPLN4P5	xxxxxx	xxxxxx	xxxxxx	3	3
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $237,420.71. The disclosed finance charge of $218,337.49 is not considered accurate because it is understated by more than $100. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $237,420.71. The disclosed finance charge of $218,337.49 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The loan data reflects $218,337.49, and the comparison data reflects $237,420.71; therefore, the finance charge is understated by $19,083.22. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 7.932%. The disclosed APR of 7.502% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan data reflected an APR of 7.502%, and the comparison data reflects 7.932%; therefore, the APR is understated by .430%. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
* Guaranty is Missing  (Lvl 3)     "The subject loan is a FHA Refinance, and the loan file did not contain the Mortgage Insurance Certificate as required."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file did not contain the Good Faith Estimate."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The loan file did not contain the Initial Escrow Account Disclosure."
											No	Yes	Virginia	xx/xx/2007	Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx
VWORXNL5WSQ	xxxxxx	xxxxxx	xxxxxx	3	3
* Application Missing (Lvl 3)     "There is no evidence of an initial 1003 or any other evidence of the application date in the file. The defect can be cured by providing the initial 1003."
* Missing TRID RESPA Disclosures (Lvl 3)     "The Service Provider List is missing. The defect can be cured by providing the disclosure. Failure to provide a Service Provider List is treated as not allowing the borrower to shop; as a result, the following fees were included in the 10% tolerance bucket: Title - Lenders Title Ins and Title - Settlement Fee. The defect can be cured by providing the SPL."
* Evidence of Appraisal delivery (Lvl 3)     "The loan appears to be an HPML, and evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect may be cured by providing evidence that shows a copy of the appraisal was provided to the consumer and/or providing the rate lock date."
* Special information booklet is Missing (Lvl 3)     "The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date."
* ComplianceEase HPML/HCM Test is Incomplete (Lvl 3)     "This loan failed the date the rate was set validation test. ( 12 CFR &sect226.35(a)(1) as enacted in 2008 and amended in 2013 )This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. The defect may be cured by providing the rate lock date."
* Missing Title evidence (Lvl 3)     "Evidence of title is missing."
* Missing TRID RESPA Disclosures (Lvl 3)     "The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application."
* Missing Appraisal (Lvl 3)     "The appraisal report is missing."
* Transmittal (1008) is Missing (Lvl 3)     "The 1008 is missing."
* Missing Documentation (Lvl 3)     "The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD."
* Missing evidence of TRID Disclosure Delivery (Lvl 3)     "The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed.  In addition, the initial CD is missing from the loan file. The only CD provided was issued xx/xx/16 and signed at consummation. The violation can be cured by providing the Loan Estimates as well as the initial CD. Evidence that the initial CD was received by the consumer 3-business days prior to the consummation date, xx/xx/16, is also required. If disclosures were delivered electronically, the E-consent is required as well."
											No	Yes	Florida	xx/xx/2016	Purchase	Primary	xxxxxx	xxxxxx	xxxxxx
IESVSPG3NJ5	xxxxxx	xxxxxx	xxxxxx	3	3
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was IO ARM."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file is missing the Good Faith Estimate."
* Final 1003 is Missing (Lvl 3)     "The loan file is missing the final application."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The loan file is missing the initial escrow account disclosure."
* Missing Documentation (Lvl 3)     "The loan file is missing the 2nd mortgage note."
* Application Missing (Lvl 3)     "The loan file is missing the initial application."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Missing Appraisal (Lvl 3)     "The loan file is missing the appraisal."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file is missing the Servicing Transfer Disclosure notice."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file is missing the 1008."
* Missing Title evidence (Lvl 3)     "The loan file is missing the title evidence."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
											No	Yes	Virginia	xx/xx/2005	Purchase	Primary	xxxxxx	xxxxxx	xxxxxx
FT0YZGLIPSH	xxxxxx	xxxxxx	xxxxxx	3	3
* Transmittal (1008) is Missing (Lvl 3)     "The Transmittal (1008) is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The initial Good Faith Estimate is missing from the loan file."
* Missing Appraisal (Lvl 3)     "The loan file is missing the Appraisal."
* Application Missing (Lvl 3)     "The initial loan application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The Notice of Servicing Transfer is missing from the loan file."
* Missing Title evidence (Lvl 3)     "The loan file is missing the title report."
* Final Application is missing (Lvl 3)     "The final loan application is missing from the loan file."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
											No	Yes	New York	xx/xx/2004	Purchase	Primary	xxxxxx	xxxxxx	xxxxxx
FMKZEOCTPJT	xxxxxx	xxxxxx	xxxxxx	3	1
* MI, FHA or MIC missing and required (Lvl 3)     "The HUD reflects monthly mortgage insurance; however, the loan file is missing the MI Certificate."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited.   The prohibited fees are Fax Transmissions of $60 and Rev App of $150.00. Prohibited Fees loan data is $210.00 and comparison is $0.00 for an overage of $210.00."
* Final 1003 is Missing (Lvl 3)     "The loan file did not contain the final 1003."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The loan file did not contain the initial escrow disclosure."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the initial ARM loan program disclosure."
											No	Yes	New Jersey	xx/xx/2002	Purchase	Primary	xxxxxx	xxxxxx	xxxxxx
L2UTONA2IHO	xxxxxx	xxxxxx	xxxxxx	3	1
* Transmittal (1008) is Missing (Lvl 3)     "The 1008 is mssing."
* Special information booklet is Missing (Lvl 3)     "The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date,  xx/xx/17."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely."
* Missing TRID RESPA Disclosures (Lvl 3)     "The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, xx/xx/17."
* Missing evidence of TRID Disclosure Delivery (Lvl 3)     "This loan failed the initial loan estimate delivery date test (from application)  ( 12 CFR §1026.19(e)(1)(iii)(A) The initial LE is missing. The Initial LE issued on 6/9/17  was not disclosed within 3 days of the application date,  xx/xx/17. In addition, the loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued xx/xx/17 and signed at consummation. The violation can be cured by providing the initial LE as well as the initial CD. Evidence showing that the CD was received by the consumer 3 business days prior to the consummation date ( xx/xx/17) is also required. If disclosure was delivered electronically, the E-consent is required as well."
											No	Yes	Colorado	xx/xx/2017	Purchase	Primary	xxxxxx	xxxxxx	xxxxxx
3UEOS25ZAW2	xxxxxx	xxxxxx	xxxxxx	3	1
* Special information booklet is Missing (Lvl 3)     "The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date,  xx/xx/17."
											No	Yes	Michigan	xx/xx/2017	Purchase	Primary	xxxxxx	xxxxxx	xxxxxx
CTR0R0MO3SK	xxxxxx	xxxxxx	xxxxxx	3	3				* Prepayment Rider Missing (Lvl 3) "The prepayment rider to the mortgage is missing."		No	Yes	California	xx/xx/2006	Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx
VROIJANMB1R	xxxxxx	xxxxxx	xxxxxx	3	3
* Mortgage - Missing required ARM Rider (Lvl 3)     "The loan file did not contain the ARM Rider to the Mortgage."
* Prepayment Rider Missing (Lvl 3)     "The loan file did not contain the Prepayment Rider to the Mortgage."
* Application Missing (Lvl 3)     "The loan file did not contain the initial nor the final applications."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file did not contain the 1008."
* Right of Rescission missing or unexecuted (Lvl 3)     "The loan file did not contain the Right of Rescission."* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $391,800.24. The disclosed finance charge of $389,090.49 is not considered accurate because it is understated by more than $100. Fees Test indicated loan data of $389,090.49 whereas the comparison data is $391,800.24 a difference of $2,709.75. The statute of limitations has expired downgraded based on Client Compliance Profile. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $391,800.24. The disclosed finance charge of $389,090.49 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. Fees Test indicated loan data of $389,090.49 whereas the comparison data is $391,800.24 a difference of $2,709.75. The statute of limitations has expired downgraded based on Client Compliance Profile. This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The statute of limitations has expired downgraded based on Client Compliance Profile."
											No	Yes	Kentucky	xx/xx/2004	Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx
SWYZGWXQ44Z	xxxxxx	xxxxxx	xxxxxx	3	1
* Missing Appraisal (Lvl 3)     "The appraisal is missing."
* Transmittal (1008) is Missing (Lvl 3)     "The 1008 is missing."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The final GFE is missing."* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ). The finance charge is $232,451.00. The disclosed finance charge of $232,062.00 is not considered accurate because it is understated by more than $100. The TILA Finance Charge Test indicates loan data value of $232,062.00 whereas the comparison data value is $232,451.00 under estimated by $389.00. The statute of limitations has expired downgraded based on Client Compliance Profile."
											No	Yes	Massachusetts	xx/xx/2013	Refinance	Primary	xxxxxx	xxxxxx	xxxxxx
3HFRKX4CPVF	xxxxxx	xxxxxx	xxxxxx	3	1
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prepayment term tes in NJ. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. PPP expired 5/24/2009. The loan data reflects a 36 month prepayment term with comparison data of 0 months for an overage of 36 months. This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous. The loan data reflects total fees of $538 for document preparation and underwriiting with comparison data of $0 for an overage of $538."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was ARM with PPP."
											No	Yes	New Jersey	xx/xx/2006	Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx
02SAX4NAA42	xxxxxx	xxxxxx	xxxxxx	3	3				* Good Faith Estimate missing or unexecuted (Lvl 3) "The final Good faith Estimate is missing."		No	Yes	California	xx/xx/2005	Refinance	Primary	xxxxxx	xxxxxx	xxxxxx
V3TJFGAKYPQ	xxxxxx	xxxxxx	xxxxxx	3	3
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The loan file is missing the affiliated business disclosure."
* Application Missing (Lvl 3)     "The loan file is missing the initial loan application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file is missing the notice of servicing transfer."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file is missing the good faith estimate of closing costs."
* Prepayment Rider Missing (Lvl 3)     "The note has a prepayment penalty provision and the loan file is missing the prepayment penalty rider to the mortgage."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
											No	Yes	California	xx/xx/2004	Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx
GETRR2SIEHL	xxxxxx	xxxxxx	xxxxxx	3	3
* Prepayment Rider Missing (Lvl 3)     "The loan file did not contain the prepayment rider to the mortgage."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the prepayment loan program disclosure."
											No	Yes	Virginia	xx/xx/2006	Purchase	Primary	xxxxxx	xxxxxx	xxxxxx
4MS1E1OYV54	xxxxxx	xxxxxx	xxxxxx	3	3				* Condo / PUD rider Missing (Lvl 3) "The loan file did not contain the condo rider to the mortgage."		No	Yes	Virginia	xx/xx/2007	Purchase	Primary	xxxxxx	xxxxxx	xxxxxx
FWM1U2SZFIE	xxxxxx	xxxxxx	xxxxxx	3	1
* Application Missing (Lvl 3)     "The initial loan application is missing from the loan file."
* Missing Appraisal (Lvl 3)     "The loan file is missing the Appraisal."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The initial Good Faith Estimate is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 3)     "The Right of Rescission is missing from the loan file."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
											No	Yes	Wisconsin	xx/xx/2007	Refinance	Primary	xxxxxx	xxxxxx	xxxxxx
RPQKGBZLFTO	xxxxxx	xxxxxx	xxxxxx	3	1
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Application Missing (Lvl 3)     "The loan file is missing the initial loan application."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file is missing the GFE of closing costs."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file is missing the 1008 or loan approval."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file is missing the notice of servicing transfer."
* Missing Appraisal (Lvl 3)     "The loan file is missing the appraisal."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was ARM."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)
* Final 1003 is Missing (Lvl 3)     "The loan file is missing the final loan application."
* Right of Rescission missing or unexecuted (Lvl 3)
* Right to receive copy of appraisal is Missing (Lvl 3)     "The loan file is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
											No	Yes	Florida	xx/xx/2007	Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx
OH1A35YB2SA	xxxxxx	xxxxxx	xxxxxx	3	1
* Transmittal (1008) is Missing (Lvl 3)     "The loan file did not contain the Transmittal."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file did not contain the Notice of Servicing Transfer."
* Missing Doc (Lvl 3)     "The subject loan is an ARM with an Interest Only term; however, the loan file did not contain the Interest Only Addendum to the Note as reflected in the Note."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was an ARM."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
											No	Yes	North Carolina	xx/xx/2007	Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx
ZH5TZA21CKP	xxxxxx	xxxxxx	xxxxxx	3	1
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file is missing the GFE."
* Application Missing (Lvl 3)     "The loan file is missing the initial application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file is missing Notice of Servicing Transfer Disclosure."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file is missing 1008"
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Right of Rescission missing or unexecuted (Lvl 3)     "The loan file is missing the ROR."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was an ARM with PPP."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
											No	Yes	Nevada	xx/xx/2007	Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx
OBF2I3JUX5N	xxxxxx	xxxxxx	xxxxxx	3	3
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was ARM"
* Application Missing (Lvl 3)     "The loan file did contain the intial application in the file."
* Missing Appraisal (Lvl 3)     "The loan did not contain the Appraisal"
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file did not contain the Good Faith Estimate"
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file did not contain the Notice of Servicing Transfer Disclosure"
* Missing Title evidence (Lvl 3)     "The loan file did not contain the final title policy"
* Condo / PUD rider Missing (Lvl 3)     "The loan file is missing the Condo Rider."
* Final 1003 is Missing (Lvl 3)     "The final application 1003 missing from the loan file"
* Transmittal (1008) is Missing (Lvl 3)     "The loan file did not contain transmittal 1008"
* Mortgage missing / unexecuted (Lvl 3)     "The loan file did not contain missing the Mortgage"* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile"
											No	Yes	New Jersey	xx/xx/2007	Purchase	Primary	xxxxxx	xxxxxx	xxxxxx
U11RUNDZMIU	xxxxxx	xxxxxx	xxxxxx	3	1				* State Specific Disclosure (Lvl 3) "The loan file did not contain the MI Right to Choose Insurance Provider Disclosure; MI Lock In Agreement Disclosure."		No	Yes	Missouri	xx/xx/2005	Refinance	Primary	xxxxxx	xxxxxx	xxxxxx
RJAIPQ0OLHI	xxxxxx	xxxxxx	xxxxxx	3	3				* Transmittal (1008) is Missing (Lvl 3) "The loan file did not contain the transmittal." * Prepayment Rider Missing (Lvl 3) "The loan file did not contain the PPP Rider."		No	Yes	California	xx/xx/2005	Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx
I1HT0FMUDFX	xxxxxx	xxxxxx	xxxxxx	3	3				* Prepayment Rider Missing (Lvl 3) "The prepayment rider is not found in the file and the original note shows a prepayment penalty."		No	Yes	New Jersey	xx/xx/2006	Cash Out	Primary	xxxxxx	xxxxxx	xxxxxx